Segment Reporting (Details) - Schedule of Information by Segment - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenues	$ 1,838,639	$ 1,233,783
Cost of goods sold	1,271,158	1,140,192
Gross profit	567,481	93,591
Interest expense and charges	255,240	180,772
Interest income	24,386	1,509
Depreciation and amortization	396,377	470,882
Capital expenditures		104,392
Income tax benefit	(16,380)	52
Income tax expenses	(16,380)
Segment loss	(716,633)	(11,643,858)
Segment assets	33,671,537	20,343,183	$ 25,245,248
Machinery and Equipment sales [Member]
Revenues	1,661,336	1,029,131
Cost of goods sold	959,450	941,352
Gross profit	701,886	87,779
Interest expense and charges	(2,721)	90,729
Interest income	232	1,396
Depreciation and amortization	76,471	101,375
Capital expenditures		54,033
Income tax benefit		52
Income tax expenses
Segment loss	136,408	(5,429,194)
Segment assets	11,296,630	7,272,071
Construction materials sales [Member]
Revenues	146,293	24,510
Cost of goods sold	303,838
Gross profit	(157,545)	24,510
Interest expense and charges	150	5,771
Interest income	16	37
Depreciation and amortization	217,849	339,032
Capital expenditures
Income tax benefit
Income tax expenses
Segment loss	(244,481)	(378,340)
Segment assets	9,817,774	10,976,507
Technological consulting and other services [Member]
Revenues	31,010	89,965
Cost of goods sold	7,870	30,326
Gross profit	23,140	59,639
Interest expense and charges	257,810	79,053
Interest income	24,138	73
Depreciation and amortization	102,057	30,475
Capital expenditures		50,359
Income tax benefit
Income tax expenses	(16,380)
Segment loss	(608,560)	(5,539,773)
Segment assets	$ 12,557,133	2,089,650
Municipal construction projects [Member]
Revenues		90,177
Cost of goods sold		168,514
Gross profit		(78,337)
Interest expense and charges		5,219
Interest income		3
Depreciation and amortization
Capital expenditures
Income tax benefit
Segment loss		(296,551)
Segment assets		$ 4,955